Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 20.9%
Penn Series Flexibly Managed Fund*	34,621	$3,712,439
Penn Series Index 500 Fund*	72,230	3,750,198
Penn Series Large Core Value Fund*	13,727	472,461
Penn Series Mid Core Value Fund*	23,729	930,631
Penn Series Real Estate Securities Fund*	24,984	908,422
TOTAL AFFILIATED EQUITY FUNDS (Cost $7,369,036)		9,774,151

AFFILIATED FIXED INCOME FUNDS — 75.1%
Penn Series High Yield Bond Fund*	121,734	2,300,766
Penn Series Limited Maturity Bond Fund*	957,049	13,743,228
Penn Series Quality Bond Fund*	1,142,979	19,122,044
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $33,499,886)		35,166,038

AFFILIATED INTERNATIONAL EQUITY FUNDS — 2.0%
Penn Series Developed International Index Fund* (Cost $762,332)	47,804	939,354

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $63,478)	63,478	63,478
TOTAL INVESTMENTS — 98.1% (Cost $41,694,732)		$45,943,021
Other Assets & Liabilities — 1.9%		869,136
TOTAL NET ASSETS — 100.0%		$46,812,157

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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